Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,734,773	58,659,782	55,355,020	59,728,608
Effect of dilutive share options outstanding	910,466	1,710,116	1,120,299	2,057,241
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,645,239	60,369,898	56,475,319	61,785,849